Cash flow information (Tables)	6 Months Ended
Jun. 30, 2024
Cash Flow Information [Abstract]
Schedule of adjustments to reconcile net loss to net cash generated from operations
The following table shows the adjustments to reconcile profit/(loss) to cash generated/(used) from operations:

	Six months ended June 30,
in € thousand	2024	2023
PROFIT/(LOSS) FOR THE PERIOD	33,976	(35,046)

Gain from sale of Priority Review Voucher, net	(90,833)	—
Adjustments for non-cash transactions:
Depreciation and amortization	9,496	8,557
Write-off / impairment fixed assets/intangibles	—	(1,888)
Share-based compensation expense	3,770	2,192
Income tax expense/(income)	(158)	(3,778)
(Profit)/loss from disposal of property, plant, equipment and intangible assets	(48)	41
Provision for employer contribution costs on share-based compensation plans	(1,442)	(440)
Other non-cash (income)/expense	1,161	(294)
Interest income	(787)	(504)
Interest expense	11,981	8,879
Total adjustments for non-cash transactions	23,973	12,764

Changes in non-current operating assets and liabilities (excluding the effects of acquisition and consolidation):
Other non-current assets	(558)	365
Long term refund liabilities	93	(16)
Other non-current liabilities and provisions	(652)	(70)
Total changes in non-current operating assets and liabilities	(1,117)	279

Changes in working capital (excluding the effects of acquisition and exchange rate differences on consolidation):
Inventory	(3,331)	1,724
Trade and other receivables	3,745	2,872
Contract liabilities	(560)	2,346
Refund liabilities	(16,749)	(57,448)
Trade and other payables and provisions	(14,258)	7,720
Total changes in working capital	(31,153)	(42,787)
CASH GENERATED/(USED) IN OPERATIONS	(65,154)	(64,789)